Shareholders' Equity (Details) $ / shares in Units, ¥ in Millions		1 Months Ended		12 Months Ended
		Nov. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Shareholders' Equity [Line Items]
Ordinary shares, shares authorized (in Shares) | shares	[1]			500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]			$ 0.0001		$ 0.0001
Ordinary shares, shares issued (in Shares) | shares	[1]			20,000,000		20,000,000
Ordinary shares, shares outstanding (in Shares) | shares	[1]			20,000,000		20,000,000
Cash consideration		$ 1,400,000	¥ 10.0
Acquired business						$ 11,100,000	¥ 79.5
Withdrawal of capital						(12,200,000)
Additional paid-in capital	[1]			$ 777,992		777,992
Non-controlling interest shareholders contributed				21,700,000	¥ 155.5	19,000,000	¥ 136.4	$ 8,500,000	¥ 59.8
Non-controlling interest				$ 37,860,111		$ 35,225,891
Percentage of equity interest				44.00%	44.00%	44.00%	44.00%
Derecognized non-controlling interest				$ 1,460,814
Net Plastic Technology [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001
Cash consideration				$ 11,900,000	¥ 84.5
Number of shares issued and allotted (in Shares) | shares				20,000,000	20,000,000
Net Plastic New Material [Member]
Shareholders' Equity [Line Items]
Non-controlling interest shareholders contributed						$ 9,200,000	¥ 66.8	2,700,000	¥ 19.1
Non-controlling interest				$ 22,200,000		19,500,000
Net Plastic Technology (Henan) Co., Ltd. [Member]
Shareholders' Equity [Line Items]
Non-controlling interest shareholders contributed				7,000,000	¥ 49.8	7,000,000	¥ 49.8
Non-controlling interest				$ 7,200,000		$ 7,200,000
Percentage of equity interest				25.00%	25.00%	25.00%	25.00%
Minimum [Member]
Shareholders' Equity [Line Items]
Additional paid-in capital								(12,226,342)
Maximum [Member]
Shareholders' Equity [Line Items]
Additional paid-in capital								$ (13,004,334)
Net Plastic Technology [Member]
Shareholders' Equity [Line Items]
Percentage of acquire equity interest				92.705%
Net Plastic Henan [Member]
Shareholders' Equity [Line Items]
Percentage of acquire equity interest		21.40%	21.40%	75.00%
Shanghai Yuqian Enterprise Management Co., Ltd [Member]
Shareholders' Equity [Line Items]
Percentage of subsidiary owned		53.60%	53.60%

[1]	Shares presented on a retroactive basis to reflect the reorganization.